MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
3. MARKETABLE SECURITIES
The amortized cost, gross unrealized holding gains, gross unrealized holding losses and fair value of our marketable securities by type of security as of June 30, 2026 and December 31, 2025 was as follows:

		JUNE 30, 2026
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$65,981	$—	$—	$65,981

		$65,981	$—	$—	$65,981

		DECEMBER 31, 2025
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$6,695	$—	$—	$6,695
U.S. treasury securities	Level 1	19,212	17	—	19,229
U.S. government agency securities	Level 2	4,630	1	—	4,631

		$30,537	$18	$—	$30,555

The fair values of marketable securities by classification in the condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025 was as follows:

(in thousands)	JUNE 30, 2026	DECEMBER 31, 2025
Cash and cash equivalents	$65,981	$7,193
Marketable securities	—	23,362

	$65,981	$30,555

The fair values of
available-for-sale
debt securities as of June 30, 2026 and December 31, 2025, by contractual maturity, are summarized as follows:

(in thousands)	JUNE 30, 2026	DECEMBER 31, 2025
Due in one year or less	$65,981	$30,555

	$65,981	$30,555

The aggregate fair value of
available-for-sale
debt securities in an unrealized loss position as of December 31, 2025 was $0.7 million. There was no aggregate fair value of available-for-sale
debt securities in an unrealized loss position as of
June 30,
2026. As of
June 30,
2026, the Company did
not
have any investments in a continuous unrealized loss position for more than twelve months. No allowance for credit loss was recorded as of
June 30,
2026 and December 31, 2025.

4. MARKETABLE SECURITIES
The amortized cost, gross unrealized holding gains, gross unrealized holding losses and fair value of our marketable securities by type of security as of December 31, 2025 and 2024 was as follows:

		DECEMBER 31, 2025
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$6,695	$—	$—	$6,695
U.S. treasury securities	Level 1	19,212	17	—	19,229
U.S. government agency securities	Level 2	4,630	1	—	4,631

		$30,537	$18	$—	$30,555

		DECEMBER 31, 2024
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Money market funds	Level 1	$8,705	$—	$—	$8,705
U.S. treasury securities	Level 1	34,316	54	(15)	34,355
U.S. government agency securities	Level 2	17,224	32	(3)	17,253

		$60,245	$86	$(18)	$60,313

The fair values of marketable securities by classification on the consolidated balance sheets as of December 31, 2025 and 2024 was as follows:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Cash and cash equivalents	$7,193	$8,705
Marketable securities	23,362	51,608

	$30,555	$60,313

The fair values of
available-for-sale
debt securities as of December 31, 2025 and 2024, by contractual maturity, are summarized as follows:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Due in one year or less	$30,555	$51,357
Due after one year through two years	—	8,956

	$30,555	$60,313

The aggregate fair value of
available-for-sale
debt securities in an unrealized loss position as of December 31, 2025 and 2024 was $0.7 million and $10.4 million, respectively. As of December 31, 2025 and 2024, we did not have any investments in a continuous unrealized loss position for more than twelve months. As of December 31, 2025, the Company believes that the cost basis of our available-for-sale
debt securities is recoverable. No allowance for credit losses was recorded as of December 31, 2025 and 2024.